UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5484

Western Asset Zenix Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Fl. Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset
Zenix Income Fund Inc. (ZIF)

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset Zenix Income Fund Inc.

Semi-Annual Report • September 30, 2007

What’s	Letter from the Chairman	I
Inside
	Fund at a Glance	1

	Schedule of Investments	2

	Statement of Assets and Liabilities	16

	Statement of Operations	17

	Statements of Changes in Net Assets	18

	Financial Highlights	19

	Notes to Financial Statements	20

Fund Objective	Financial Data	25
The Fund’s investment objective is to
seek high current income by investing	Additional Shareholder Information	26
in a diversified portfolio of high yield,
lower noted fixed-income securities.	Dividend Reinvestment Plan	27

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)[i] growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant

Western Asset Zenix Income Fund Inc.	I

volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 2.31%.

Despite a dramatic flight to quality and weakness late in the reporting period, the high-yield bond market generated positive results over the six-month period ended September 30, 2007. During that time, the Citigroup High Yield Market Index[v] returned 0.65%. With interest rates relatively low, demand for higher yielding bonds, overall, remained solid. The high-yield market was further aided by strong corporate profits and low default rates.

Despite a dramatic flight to quality and weakness late in the reporting period, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 1.12% during the reporting period. Overall solid demand, an expanding global economy, strong domestic spending and the Fed’s rate cut supported many emerging market countries.

Performance Review

For the six months ended September 30, 2007, Western Asset Zenix Income Fund Inc. returned -2.87% based on its

II	Western Asset Zenix Income Fund Inc.

net asset value (“NAV”)vii and -8.06% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s new unmanaged benchmark, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexviii, and its former unmanaged benchmark, the Citigroup High Yield Market Index, returned 0.56% and 0.65%, respectively, over the same time frame. The Lipper High Current Yield (Leveraged) Closed-End Funds Category Averageix returned -4.14% for the same period. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.13 per share (which may have included a return of capital). The performance table shows the Fund’s six-month total return based on its NAV and market price as of September 30, 2007. Past performance is no guarantee of future results.

Performance Snapshot as of September 30, 2007 (unaudited)

Six-Month
Price Per Share	Total Return
$2.93 (NAV)	-2.87%
$2.65 (Market Price)	-8.06%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions, including returns of capital, if any, in additional shares.

Special Shareholder Notices

On May 17, 2007, the Board of Directors of Western Asset Zenix Income Fund Inc. approved, to be effective June 1, 2007, changes to the non-fundamental investment policies relating to the Fund’s ability to invest in derivative instruments. The Fund may now use a variety of derivative instruments for investment purposes as well as for hedging or risk management purposes. Previously, the Fund had been limited to the use of derivative instruments for hedging and risk management purposes only. The use of derivative instruments

Western Asset Zenix Income Fund Inc.	III

is intended to provide Legg Mason Partners Fund Advisor, LLC, the Fund’s investment manager, and Western Asset Management Company (“Western Asset”), the Fund’s subadviser, greater flexibility in making investment decisions and opportunity to seek to achieve the Fund’s investment objectives.

Also effective June 1, 2007, the Fund changed its benchmark from the Citigroup High Yield Market Index to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index. In the opinion of Western Asset, this change provides for a broader, more effective benchmark index for the Fund and a more accurate reflection of the portfolio strategies with which the Fund is managed.

Additionally, on August 15, 2007, the Board of Directors approved, to be effective September 17, 2007, changes to the Fund’s non-fundamental investment policies relating to the Fund’s definition of “high-yield” fixed-income securities, as well as the types of securities in which the Fund may invest under ordinary market conditions and during periods of adverse market conditions.

As a result of these changes, the Fund now defines “high-yield” fixed-income securities (commonly known as “junk bonds”) as those rated below investment grade (i.e., not rated Baa/BBB or above by at least one nationally recognized statistical rating organization, or, if unrated, determined by the Fund’s subadviser to be of comparable quality). Previously, the Fund had defined “high-yield” fixed-income securities as fixed-income securities rated BB to as low as C by Standard & Poor’s Corporation, or Ba to as low as C by Moody’s Investor Services.

Under this amended policy, the Fund may now invest in securities rated below C. Securities rated below C are well below investment grade, have considerable uncertainty as to timely payment of principal and interest and may be in default. These securities are considered speculative and, compared to higher-rated securities, tend to have more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments, greater risk of loss due to default or declining credit quality, greater likelihood that adverse economic or

IV	Western Asset Zenix Income Fund Inc.

company specific events will make the issuer unable to make interest and/or principal payments and greater susceptibility to negative market sentiments leading to depressed prices and decrease in liquidity.

In addition, the Fund, subject to any non-fundamental investment policies in effect, is now able to invest in dollar rolls. Under a dollar roll transaction, the Fund sells securities for delivery in the current month, or sells securities it has purchased on a “to-be-announced” basis, and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the purchased securities. Dollar rolls are speculative techniques involving leverage and are considered borrowing by the Fund if the Fund does not establish and maintain a segregated account. In addition, dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Successful use of dollar rolls may depend upon the ability of the Fund’s investment manager to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

The Board of Directors also approved amended non-fundamental investment policies providing that, during times when, in the judgment of Western Asset, conditions in the securities markets would make pursuing the Fund’s basic investment strategy inconsistent with the best interest of the Fund’s stockholders, as a temporary defensive strategy, the subadviser may employ alternative strategies, including investment of all of the Fund’s assets in securities rated investment grade by any nationally recognized statistical rating organization, or in unrated securities of comparable quality. Previously, the Fund had no investment policies that addressed adverse market conditions.

Western Asset Zenix Income Fund Inc.	V

These changes are intended to provide the portfolio managers with additional flexibility to meet the Fund’s investment objectives and address developments in the market, but the Fund’s portfolio managers do not currently anticipate that any dramatic changes in the Fund’s portfolio composition or investment approach will result.

Information About Your Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “ZIF” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XZIFX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/InvestorServices.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 2, 2007

VI	Western Asset Zenix Income Fund Inc.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall, reducing the value of the Fund. The Fund invests in high-yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of these issues. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, it may invest in foreign securities, which are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii

NAV is calculated by subtracting total liabilities and outstanding preferred stock from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price, as determined by supply of and demand for the Fund’s shares.

viii

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade fixed-rate, taxable corporate bond market.

ix

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 31 funds in the Fund’s Lipper category.

Western Asset Zenix Income Fund Inc.	VII

(This page intentionally left blank.)

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Consumer Discretionary
25.0%
Industrials
12.6%
Telecommunication Services
11.7%
Financials
11.4%
Energy
10.8%
Materials
9.9%
Health Care
6.9%
Utilities
6.4%
Information Technology
1.9%
Consumer Staples
1.5%
Sovereign Bonds
1.1%
Short-Term Investment
0.8%
0.0%
5.0%
10.0%
15.0%
20.0%
25.0%
30.0%
September 30, 2007

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	1

Schedule of Investments (September 30, 2007) (unaudited)

WESTERN ASSET ZENIX INCOME FUND INC.

Face Amount	Security	Value
CORPORATE BONDS & NOTES — 96.5%
Aerospace & Defense — 1.8%
$175,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$173,687
	DRS Technologies Inc., Senior Subordinated Notes:
155,000	6.625% due 2/1/16	153,838
240,000	7.625% due 2/1/18	246,000
	Hawker Beechcraft Acquisition Co.:
345,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	348,450
345,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	353,625
	L-3 Communications Corp., Senior Subordinated Notes:
130,000	7.625% due 6/15/12	133,575
240,000	5.875% due 1/15/15	231,600
	Total Aerospace & Defense	1,640,775
Airlines — 2.3%
	Continental Airlines Inc.:
205,000	Notes, 8.750% due 12/1/11	197,825
	Pass-Through Certificates:
54,929	8.312% due 4/2/11	53,758
145,000	7.339% due 4/19/14	135,910
700,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	735,000
	United Airlines Inc., Pass-Through Certificates:
185,000	6.831% due 9/1/08	214,600
397,660	7.811% due 10/1/09	467,251
167,472	8.030% due 7/1/11	196,089
	Total Airlines	2,000,433
Auto Components — 1.3%
345,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	282,900
970,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	858,450
	Total Auto Components	1,141,350
Automobiles — 1.8%
105,000	Ford Motor Co., Debentures, 8.875% due 1/15/22	90,825
	General Motors Corp.:
230,000	Notes, 7.200% due 1/15/11	220,225
	Senior Debentures:
250,000	8.250% due 7/15/23	220,000
1,215,000	8.375% due 7/15/33	1,070,719
	Total Automobiles	1,601,769
Building Products — 1.8%
	Ainsworth Lumber Co., Ltd., Senior Notes:
125,000	7.250% due 10/1/12	86,250
60,000	6.750% due 3/15/14	39,000

See Notes to Financial Statements.

2	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Building Products — 1.8% (continued)
	Associated Materials Inc.:
$835,000	Senior Discount Notes, step bond to yield 12.919% due 3/1/14	$530,225
190,000	Senior Subordinated Notes, 9.750% due 4/15/12	193,800
240,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	209,400
860,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 12.696% due 3/1/14	533,200
	Total Building Products	1,591,875
Capital Markets — 0.3%
	E*TRADE Financial Corp., Senior Notes:
155,000	7.375% due 9/15/13	145,700
145,000	7.875% due 12/1/15	134,850
	Total Capital Markets	280,550
Chemicals — 2.0%
500,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	460,000
140,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	149,800
	Lyondell Chemical Co.:
135,000	6.875% due 6/15/17	147,150
	Senior Notes:
125,000	8.000% due 9/15/14	138,125
105,000	8.250% due 9/15/16	118,912
30,000	Senior Secured Notes, 10.500% due 6/1/13	32,400
260,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	276,900
505,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	441,875
	Total Chemicals	1,765,162
Commercial Banks — 0.3%
100,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	102,110
240,000	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (a)	203,400
	Total Commercial Banks	305,510
Commercial Services & Supplies — 2.4%
530,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	532,650
205,000	Allied Waste North America Inc., Senior Notes, 6.875% due 6/1/17	207,050
75,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	73,312
735,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	764,400
300,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	318,000
250,000	Rental Services Corp., 9.500% due 12/1/14	240,000
	Total Commercial Services & Supplies	2,135,412
Consumer Finance — 4.6%
330,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	293,700
	Ford Motor Credit Co.:
	Notes:
250,000	7.875% due 6/15/10	244,527
235,000	9.810% due 4/15/12 (c)	243,444

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	3

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Consumer Finance — 4.6% (continued)
$210,000	7.000% due 10/1/13	$190,001
	Senior Notes:
216,000	10.944% due 6/15/11 (c)	220,556
365,000	9.875% due 8/10/11	369,989
325,000	8.110% due 1/13/12 (c)	307,369
210,000	8.000% due 12/15/16	196,766
	General Motors Acceptance Corp.:
1,305,000	Bonds, 8.000% due 11/1/31	1,283,679
820,000	Notes, 6.875% due 8/28/12	769,926
	Total Consumer Finance	4,119,957
Containers & Packaging — 2.3%
500,000	Berry Plastics Corp., Senior Term Loan, 11.970% due 6/15/14 (c)	455,000
300,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	298,500
480,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	495,600
165,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	171,600
125,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (d)	781
600,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	592,500
	Total Containers & Packaging	2,013,981
Diversified Consumer Services — 0.9%
	Education Management LLC/Education Management Finance Corp.:
265,000	Senior Notes, 8.750% due 6/1/14	272,950
215,000	Senior Subordinated Notes, 10.250% due 6/1/16	223,600
	Service Corp. International:
80,000	7.500% due 4/1/27	75,200
220,000	Debentures, 7.875% due 2/1/13	227,992
	Total Diversified Consumer Services	799,742
Diversified Financial Services — 3.0%
275,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	252,312
215,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	210,700
301,000	JPMorgan Chase London, zero coupon bond to yield 9.312% due 11/8/07 (a)	301,816
320,000	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	323,600
250,000	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	236,250
240,000	Residential Capital Corp., Notes, 6.375% due 6/30/10	199,316
	Residential Capital LLC:
20,000	9.190% due 4/17/09 (a)(c)	14,025
320,000	Senior Notes, 7.500% due 6/1/12	259,440
175,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	171,500
85,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	79,688
630,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	614,250
	Total Diversified Financial Services	2,662,897

See Notes to Financial Statements.

4	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Diversified Telecommunication Services — 8.1%
$185,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	$179,450
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	39,600
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	53,463
380,000	Senior Notes, 7.875% due 1/15/27	372,400
	Hawaiian Telcom Communications Inc.:
35,000	Senior Notes, 10.860% due 5/1/13 (c)	35,613
85,000	Senior Subordinated Notes, 12.500% due 5/1/15	92,225
	Intelsat Bermuda Ltd.:
315,000	9.250% due 6/15/16	328,387
700,000	Senior Notes, 11.250% due 6/15/16	753,375
	Intelsat Corp.:
25,000	9.000% due 6/15/16	25,875
146,000	Senior Notes, 9.000% due 8/15/14	151,110
105,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	103,688
	Level 3 Financing Inc.:
305,000	9.250% due 11/1/14	301,950
340,000	9.150% due 2/15/15 (c)	325,550
390,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	413,400
220,000	PAETEC Holding Corp., Senior Note, 9.500% due 7/15/15 (a)	221,100
	Qwest Communications International Inc., Senior Notes:
730,000	9.058% due 2/15/09 (c)	740,950
425,000	7.500% due 2/15/14	432,437
725,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	601,750
	Virgin Media Finance PLC, Senior Notes:
125,000	8.750% due 4/15/14	128,750
545,000	9.125% due 8/15/16	568,162
670,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	745,375
515,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	551,694
	Total Diversified Telecommunication Services	7,166,304
Electric Utilities — 1.1%
125,220	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	133,985
395,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	434,500
425,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	367,625
	Total Electric Utilities	936,110
Electronic Equipment & Instruments — 0.3%
	NXP BV/NXP Funding LLC:
90,000	Senior Notes, 9.500% due 10/15/15	84,150
215,000	Senior Secured Notes, 7.875% due 10/15/14	207,744
	Total Electronic Equipment & Instruments	291,894
Energy Equipment & Services — 1.6%
210,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	280,354
335,000	Complete Production Services Inc., 8.000% due 12/15/16	332,906

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Energy Equipment & Services — 1.6% (continued)
$135,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	$136,350
110,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	113,300
510,000	Tennessee Gas Pipeline Co., Bonds, 8.375% due 6/15/32	601,893
	Total Energy Equipment & Services	1,464,803
Food & Staples Retailing — 0.4%
273,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	326,584
Food Products — 0.5%
	Dole Food Co. Inc., Senior Notes:
350,000	7.250% due 6/15/10	332,500
100,000	8.875% due 3/15/11	98,000
	Total Food Products	430,500
Gas Utilities — 0.6%
555,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	543,900
Health Care Equipment & Supplies — 0.2%
205,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	189,625
Health Care Providers & Services — 5.8%
475,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	490,437
	DaVita Inc.:
225,000	Senior Notes, 6.625% due 3/15/13	224,438
350,000	Senior Subordinated Notes, 7.250% due 3/15/15	352,625
	HCA Inc.:
375,000	Debentures, 7.500% due 11/15/95	287,802
	Notes:
200,000	6.375% due 1/15/15	171,000
175,000	7.690% due 6/15/25	144,608
255,000	Senior Notes, 6.500% due 2/15/16	218,025
	Senior Secured Notes:
295,000	9.250% due 11/15/16 (a)	314,175
535,000	9.625% due 11/15/16 (a)(b)	572,450
450,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	457,875
	Tenet Healthcare Corp., Senior Notes:
335,000	6.375% due 12/1/11	294,800
750,000	7.375% due 2/1/13	639,375
200,000	9.875% due 7/1/14	184,000
	Universal Hospital Services Inc., Secured Notes:
335,000	8.500% due 6/1/15 (a)(b)	333,325
100,000	8.759% due 6/1/15 (a)(c)	100,000
435,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)(c)	389,325
	Total Health Care Providers & Services	5,174,260

See Notes to Financial Statements.

6	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Hotels, Restaurants & Leisure — 5.9%
$440,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	$310,200
	Caesars Entertainment Inc., Senior Subordinated Notes:
200,000	8.875% due 9/15/08	204,750
455,000	8.125% due 5/15/11	466,375
160,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	166,000
140,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)(e)	136,500
190,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	196,650
190,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	179,075
50,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	41,250
430,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	455,800
375,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	364,687
	MGM MIRAGE Inc.:
255,000	Notes, 6.750% due 9/1/12	252,131
	Senior Notes:
60,000	7.500% due 6/1/16	59,925
375,000	7.625% due 1/15/17	373,125
40,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	39,550
190,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	169,100
450,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	457,875
400,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	441,000
35,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	36,313
240,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	219,600
	Snoqualmie Entertainment Authority, Senior Secured Notes:
100,000	9.063% due 2/1/14 (a)(c)	97,750
75,000	9.125% due 2/1/15 (a)	74,250
	Station Casinos Inc.:
	Senior Notes:
10,000	6.000% due 4/1/12	9,550
425,000	7.750% due 8/15/16	422,875
	Senior Subordinated Notes:
20,000	6.875% due 3/1/16	17,500
25,000	6.625% due 3/15/18	21,063
	Total Hotels, Restaurants & Leisure	5,212,894
Household Durables — 2.0%
35,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	34,125
355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	345,237
	K Hovnanian Enterprises Inc., Senior Notes:
390,000	7.500% due 5/15/16	312,000
180,000	8.625% due 1/15/17	149,400
245,000	KB Home, 7.750% due 2/1/10	233,363
295,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	297,950
435,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.941% due 9/1/12	391,500
	Total Household Durables	1,763,575

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Household Products — 0.2%
$210,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	$215,775
Independent Power Producers & Energy Traders — 4.8%
165,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	162,112
	AES Corp.:
390,000	Senior Notes, 9.500% due 6/1/09	407,550
40,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	42,200
	Dynegy Holdings Inc.:
370,000	Senior Debentures, 7.625% due 10/15/26	334,850
350,000	Senior Notes, 7.750% due 6/1/19 (a)	336,437
100,000	Dynegy Inc., 7.670% due 11/8/16	100,500
	Edison Mission Energy, Senior Notes:
60,000	7.500% due 6/15/13	61,800
290,000	7.750% due 6/15/16	301,600
250,000	7.200% due 5/15/19 (a)	247,500
270,000	7.625% due 5/15/27 (a)	261,900
	Mirant Mid Atlantic LLC:
155,887	10.060% due 12/30/28	185,506
89,453	Pass-Through Certificates, 9.125% due 6/30/17	99,069
375,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	382,500
	NRG Energy Inc., Senior Notes:
1,180,000	7.375% due 2/1/16	1,185,900
40,000	7.375% due 1/15/17	40,100
100,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	80,650
	Total Independent Power Producers & Energy Traders	4,230,174
Insurance — 0.1%
110,000	Crum & Forster Holdings Corp., Senior Notes, 7.750% due 5/1/17	105,050
Internet & Catalog Retail — 0.1%
110,000	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	105,050
IT Services — 0.9%
	SunGard Data Systems Inc.:
125,000	Senior Notes, 9.125% due 8/15/13	130,625
595,000	Senior Subordinated Notes, 10.250% due 8/15/15	624,750
	Total IT Services	755,375
Leisure Equipment & Products — 0.2%
230,000	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	201,250
Machinery — 0.1%
130,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	130,000
Media — 8.6%
570,000	Affinion Group Inc., Senior Subordinated Notes, 11.500% due 10/15/15	601,350
80,000	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16	85,600

See Notes to Financial Statements.

8	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Media — 8.6% (continued)
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
$35,000	Senior Accreting Notes, 12.125% due 1/15/15	$32,900
890,000	Senior Notes, 11.750% due 5/15/14	827,700
648,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	659,340
	CCH II LLC/CCH II Capital Corp., Senior Notes:
440,000	10.250% due 9/15/10	452,100
44,000	10.250% due 10/1/13	46,090
140,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	134,925
110,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	106,013
330,000	CMP Susquehanna Corp., 9.875% due 5/15/14	308,550
	CSC Holdings Inc.:
	Senior Debentures:
30,000	8.125% due 8/15/09	30,600
35,000	7.625% due 7/15/18	33,600
	Senior Notes:
175,000	7.875% due 12/15/07	175,656
225,000	8.125% due 7/15/09	229,500
145,000	7.625% due 4/1/11	146,087
130,000	6.750% due 4/15/12	125,775
114,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	121,980
244,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	260,775
610,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16	629,825
370,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	370,925
	ION Media Networks Inc.:
120,000	11.000% due 7/31/13	97,200
80,000	Senior Secured Notes, 11.610% due 1/15/13 (a)(c)	81,800
	R.H. Donnelley Corp.:
325,000	Senior Discount Notes, 6.875% due 1/15/13	308,750
	Senior Notes:
325,000	8.875% due 1/15/16	332,719
140,000	8.875% due 10/15/17 (a)	142,800
75,000	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (a)	80,063
180,000	Sun Media Corp., 7.625% due 2/15/13	177,750
	TL Acquisitions Inc.:
365,000	Senior Notes, 10.500% due 1/15/15 (a)	362,262
330,000	Senior Subordinated Notes, step bond to yield 13.348% due 7/15/15 (a)	268,950
150,000	Univision Communications Inc., Senior Notes, 9.750% due 3/15/15 (a)(b)	147,000
	XM Satellite Radio Inc., Senior Notes:
195,000	9.856% due 5/1/13 (c)	193,537
45,000	9.750% due 5/1/14	45,338
	Total Media	7,617,460

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	9

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Metals & Mining — 3.4%
$1,085,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	$1,188,075
270,000	Metals USA Holdings Corp., Senior Notes, 11.360% due 7/1/12 (a)(b)(c)	252,450
555,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	593,850
310,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)(c)	289,850
360,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	349,200
310,000	Tube City IMS Corp., 9.750% due 2/1/15	304,575
	Total Metals & Mining	2,978,000
Multiline Retail — 1.5%
	Dollar General Corp.:
315,000	Senior Notes, 10.625% due 7/15/15 (a)	297,675
380,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	332,500
	Neiman Marcus Group Inc.:
120,000	Senior Notes, 9.000% due 10/15/15 (b)	128,400
540,000	Senior Subordinated Notes, 10.375% due 10/15/15	591,300
	Total Multiline Retail	1,349,875
Oil, Gas & Consumable Fuels — 9.0%
480,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	490,800
	Chesapeake Energy Corp., Senior Notes:
560,000	6.625% due 1/15/16	560,000
275,000	6.250% due 1/15/18	266,750
100,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	103,500
1,000,000	El Paso Corp., Medium-Term Notes, 7.750% due 1/15/32	1,020,442
	Enterprise Products Operating LP:
85,000	7.034% due 1/15/68	78,000
230,000	Junior Subordinated Notes, 8.375% due 8/1/66	236,750
535,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	535,000
330,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	318,450
	Mariner Energy Inc., Senior Notes:
165,000	7.500% due 4/15/13	160,875
105,000	8.000% due 5/15/17	103,163
205,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	207,563
240,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	254,400
	Petroplus Finance Ltd.:
110,000	6.750% due 5/1/14 (a)	106,150
200,000	Senior Note, 7.000% due 5/1/17 (a)	191,000
	Pogo Producing Co., Senior Subordinated Notes:
20,000	7.875% due 5/1/13	20,800
345,000	6.875% due 10/1/17	348,450
505,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	496,162
20,000	SESI LLC, Senior Notes, 6.875% due 6/1/14	19,500
445,000	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	446,112
240,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	232,200

See Notes to Financial Statements.

10	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Oil, Gas & Consumable Fuels — 9.0% (continued)
$230,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	$221,950
	Williams Cos. Inc.:
	Notes:
600,000	7.875% due 9/1/21	655,500
505,000	8.750% due 3/15/32	583,906
275,000	Senior Notes, 7.625% due 7/15/19	295,969
	Total Oil, Gas & Consumable Fuels	7,953,392
Paper & Forest Products — 2.3%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
295,000	6.000% due 6/20/13	207,975
205,000	8.375% due 4/1/15	150,162
	Abitibi-Consolidated Inc.:
	Debentures:
220,000	7.400% due 4/1/18	150,700
100,000	8.850% due 8/1/30	69,500
40,000	Notes, 7.750% due 6/15/11	31,000
	Appleton Papers Inc.:
25,000	Senior Notes, 8.125% due 6/15/11	24,813
475,000	Senior Subordinated Notes, 9.750% due 6/15/14	476,187
	NewPage Corp.:
460,000	Senior Secured Notes, 11.606% due 5/1/12 (c)	496,800
130,000	Senior Subordinated Notes, 12.000% due 5/1/13	140,075
290,000	Verso Paper Holdings LLC, 11.375% due 8/1/16	306,675
	Total Paper & Forest Products	2,053,887
Pharmaceuticals — 0.8%
840,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	709,800
Real Estate Investment Trusts (REITs) — 0.5%
95,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	66,025
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
105,000	6.500% due 6/1/16	103,950
245,000	6.750% due 4/1/17	245,613
	Total Real Estate Investment Trusts (REITs)	415,588
Real Estate Management & Development — 0.9%
225,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	178,875
780,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	590,850
	Total Real Estate Management & Development	769,725
Road & Rail — 2.2%
395,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	415,737

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	11

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Road & Rail — 2.2% (continued)
	Hertz Corp.:
$335,000	Senior Notes, 8.875% due 1/1/14	$346,725
825,000	Senior Subordinated Notes, 10.500% due 1/1/16 (f)	895,125
	Kansas City Southern de Mexico, Senior Notes:
80,000	7.625% due 12/1/13 (a)	78,600
125,000	7.375% due 3/1/14 (a)	122,500
110,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	111,788
	Total Road & Rail	1,970,475
Semiconductors & Semiconductor Equipment — 0.4%
345,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	334,650
Software — 0.2%
240,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	211,800
Specialty Retail — 0.9%
85,000	Asbury Automotive Group Inc., Senior Subordinated Notes, 7.625% due 3/15/17 (a)	78,625
	AutoNation Inc., Senior Notes:
125,000	7.360% due 4/15/13 (c)	120,000
55,000	7.000% due 4/15/14	52,800
315,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	285,075
65,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	69,550
195,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14 (a)	200,850
	Total Specialty Retail	806,900
Textiles, Apparel & Luxury Goods — 1.0%
	Levi Strauss & Co., Senior Notes:
390,000	9.750% due 1/15/15	411,450
40,000	8.875% due 4/1/16	41,400
575,000	Simmons Co., Senior Discount Notes, step bond to yield 9.999% due 12/15/14	461,437
	Total Textiles, Apparel & Luxury Goods	914,287
Thrifts & Mortgage Finance — 1.0%
1,000,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	900,000
Tobacco — 0.4%
	Alliance One International Inc., Senior Notes:
85,000	8.500% due 5/15/12 (a)	83,725
245,000	11.000% due 5/15/12	261,538
	Total Tobacco	345,263
Trading Companies & Distributors — 1.5%
205,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	203,206
560,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	548,800
560,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	568,400
	Total Trading Companies & Distributors	1,320,406

See Notes to Financial Statements.

12	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
Transportation Infrastructure — 0.6%
	Saint Acquisition Corp., Secured Notes:
$175,000	13.308% due 5/15/15 (a)(c)	$119,875
640,000	12.500% due 5/15/17 (a)	432,000
	Total Transportation Infrastructure	551,875
Wireless Telecommunication Services — 3.6%
50,000	American Tower Corp., Senior Notes, 7.500% due 5/1/12	51,625
135,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	138,375
40,000	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	42,398
	Rural Cellular Corp.:
165,000	Senior Notes, 9.875% due 2/1/10	173,250
165,000	Senior Secured Notes, 8.250% due 3/15/12	172,012
270,000	Senior Subordinated Notes, 8.621% due 6/1/13 (a)(c)	278,100
	Sprint Capital Corp.:
900,000	Notes, 8.750% due 3/15/32	1,034,877
600,000	Senior Notes, 6.875% due 11/15/28	580,636
675,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	684,855
	Total Wireless Telecommunication Services	3,156,128
	TOTAL CORPORATE BONDS & NOTES (Cost — $86,228,273)	85,662,047
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,723,537	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (d)(e)(g) (Cost — $1,826,836)	0
CONVERTIBLE BOND & NOTE — 0.1%
Diversified Financial Services — 0.1%
100,000	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost — $100,000)	117,375
SOVEREIGN BONDS — 1.1%
Brazil — 0.4%
	Federative Republic of Brazil:
172,000	11.000% due 8/17/40	230,265
120,000	Collective Action Securities, Notes, 8.000% due 1/15/18	134,160
	Total Brazil	364,425
Russia — 0.7%
527,350	Russian Federation, 7.500% due 3/31/30 (a)	590,632
	TOTAL SOVEREIGN BONDS (Cost — $925,219)	955,057

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
821,807	Home Interiors & Gifts Inc. (e)(g)*	8,218

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	13

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Shares	Security	Value
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
6,729	Aurora Foods Inc. (e)(g)*	$0
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
870	McLeodUSA Inc., Class A Shares (e)(g)*	0
	TOTAL COMMON STOCKS (Cost — $354,335)	8,218
CONVERTIBLE PREFERRED STOCKS — 0.2%
ENERGY — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
535	Chesapeake Energy Corp., 6.250% (Cost — $134,418)	152,074
PREFERRED STOCKS — 1.3%
CONSUMER DISCRETIONARY — 0.8%
Automobiles — 0.8%
36,500	Ford Motor Co., 7.400%	637,290
900	Ford Motor Co., Series F, 7.550%	16,029
	Total Automobiles	653,319
Media — 0.0%
1	ION Media Networks Inc., Series B, 12.000%*	6,840
	TOTAL CONSUMER DISCRETIONARY	660,159
FINANCIALS — 0.5%
Diversified Financial Services — 0.5%
500	Preferred Plus, Series FRD-1, 7.400%	8,760
25,000	Saturns, Series F 2003-5, 8.125%	469,250
	TOTAL FINANCIALS	478,010
	TOTAL PREFERRED STOCKS (Cost — $1,113,678)	1,138,169

Warrants
WARRANTS — 0.0%
325	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(e)(g)*	0
265	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(g)*	0
335	Merrill Corp., Class B Shares, Expires 5/1/09 (a)(e)(g)*	0
	TOTAL WARRANTS (Cost — $60,715)	0
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $90,743,474)	88,032,940

See Notes to Financial Statements.

14	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENT — 0.8%
Repurchase Agreement — 0.8%
$748,000	Morgan Stanley repurchase agreement dated 9/28/07, 4.900% due 10/1/07; Proceeds at maturity — $748,305; (Fully collateralized by U.S. government agency obligation, 5.00% due 5/15/36; Market value — $2,394,984) (Cost — $748,000)	$748,000
	TOTAL INVESTMENTS — 100.0% (Cost — $91,491,474#)	$88,780,940

*                 Non-income producing security.

(a)              Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)              Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)              Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2007.

(d)              Security is currently in default.

(e)              Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(f)               All or a portion of this security is segregated for extended settlements.

(g)              Illiquid security.

#                    Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	15

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $91,491,474)	$88,780,940
Cash	138
Interest receivable	2,033,944
Receivable for securities sold	429,355
Prepaid expenses	67,106
Total Assets	91,311,483
LIABILITIES:
Payable for securities purchased	687,963
Investment management fee payable	51,314
Distributions payable to Auction Rate Cumulative Preferred Stockholders	33,372
Directors’ fees payable	9,822
Accrued expenses	91,290
Total Liabilities	873,761
Auction Rate Cumulative Preferred Stock (2,400 shares authorized; 1,400 shares issued and outstanding at $25,000 per share) (Note 4)	35,000,000
Total Net Assets	$55,437,722
NET ASSETS:
Par value ($0.01 par value; 18,948,759 shares issued and outstanding; 250,000,000 shares authorized)	$189,488
Paid-in capital in excess of par value	108,236,791
Overdistributed net investment income	(168,809)
Accumulated net realized loss on investments	(50,109,214)
Net unrealized depreciation on investments	(2,710,534)
Total Net Assets	$55,437,722
Shares Outstanding	18,948,759
Net Asset Value	$2.93

See Notes to Financial Statements.

16	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$3,884,165
Dividends	64,645
Total Investment Income	3,948,810
EXPENSES:
Investment management fee (Note 2)	323,309
Audit and tax	46,207
Auction participation fees (Note 4)	44,652
Shareholder reports	32,487
Directors’ fees	22,415
Legal fees	17,386
Transfer agent fees	15,160
Rating agency fees	10,670
Stock exchange listing fees	10,620
Custody fees	7,937
Auction agent fees	2,009
Insurance	700
Miscellaneous expenses	6,398
Total Expenses	539,950
Net Investment Income	3,408,860
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	392,448
Change in Net Unrealized Appreciation/Depreciation From Investments	(4,651,290)
Net Loss on Investments	(4,258,842)
Distributions Paid to Auction Rate Cumulative Preferred Stockholders From Net Investment Income (Notes 1 and 4)	(943,590)
Decrease in Net Assets From Operations	$(1,793,572)

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	17

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited)
and the year ended March 31, 2007

	September 30	March 31
OPERATIONS:
Net investment income	$3,408,860	$6,551,187
Net realized gain	392,448	3,240,505
Change in net unrealized appreciation/depreciation	(4,651,290)	(362,372)
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(943,590)	(1,776,688)
Increase (Decrease) in Net Assets From Operations	(1,793,572)	7,652,632
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(2,386,261)	(4,956,404)
Decrease in Net Assets From Distributions to Shareholders	(2,386,261)	(4,956,404)
FUND SHARE TRANSACTIONS (NOTE 6):
Reinvestment of distributions	89,342	337,557
Increase in Net Assets From Fund Share Transactions	89,342	337,557
Increase (Decrease) in Net Assets	(4,090,491)	3,033,785
NET ASSETS:
Beginning of period	59,528,213	56,494,428
End of period *	$55,437,722	$59,528,213

* Includes overdistributed net investment income of:	$(168,809)	$(247,818)

See Notes to Financial Statements.

18	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

	2007(1)		2007		2006	2005(2)		2004	2003
Net Asset Value, Beginning of Period	$ 3.15		$ 3.00		$ 3.03	$ 3.14		$ 2.63	$ 2.95
Income (Loss) From Operations:
Net investment income	0.18		0.35		0.35	0.37		0.41	0.44
Net realized and unrealized gain (loss)	(0.22)		0.15		(0.01)	(0.07)		0.54	(0.27)
Distributions paid to Auction Rate Cumulative Preferred Stockholders from net investment income	(0.05)		(0.09)		(0.07)	(0.04)		(0.02)	(0.04)
Total Income (Loss) From Operations	(0.09)		0.41		0.27	0.26		0.93	0.13
Less Distributions Paid to Common Stock Shareholders From:
Net investment income	(0.13)		(0.26)		(0.30)	(0.37)		(0.39)	(0.40)
Return of capital	—		—		—	—		(0.03)	(0.05)
Total Distributions Paid to Common Stock Shareholders	(0.13)		(0.26)		(0.30)	(0.37)		(0.42)	(0.45)
Net Asset Value, End of Period	$ 2.93		$ 3.15		$ 3.00	$ 3.03		$ 3.14	$ 2.63
Market Price, End of Period	$ 2.65		$ 3.01		$ 2.88	$ 3.22		$ 3.99	$ 3.66
Total Return, Based on NAV(3)(4)	(2.87)%		14.86%		9.41%	7.17	%(5)	33.59%	3.81%
Total Return, Based on Market Price(3)	(8.06)%		14.33%		(1.16)%	(10.37	)%(5)	21.98%	18.06%
Net Assets, End of Period (000s)	$55,438		$59,528		$56,494	$56,563		$57,271	$46,833
Ratios to Average Net Assets:(6)
Gross expenses	1.88	%(7)	2.34	%(8)	2.01%	2.14%		2.30%	2.82%
Net expenses	1.88	(7)	2.17	(8)(9)	2.01 (9)	2.14		2.30	2.82
Net investment income	11.85	(7)	11.49		11.60	11.85		13.48	17.52
Portfolio Turnover Rate	28%		69%		43%	29%		31%	73%
Auction Rate Cumulative Preferred Stock:(10)(11)
Total Amount Outstanding (000s)	$35,000		$35,000		$35,000	$35,000		$35,000	$35,000
Asset Coverage Per Share	64,598		67,520		65,353	65,402		65,908	58,452
Involuntary Liquidating Preference Per Share	25,000		25,000		25,000	25,000		25,000	25,000
Average Market Value Per Share	25,000		25,000		25,000	25,000		25,000	25,000

(1)	For the six months ended September 30, 2007 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.
(6)	Calculated on the basis of average net assets of common stock shareholders. Ratios do not reflect the effect of dividend payments to preferred stockholders.
(7)	Annualized.
(8)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 2.01%.

(9)	Reflects fee waivers and/or expense reimbursements.
(10)	Excludes accrued interest or accumulated undeclared distributions.
(11)	On August 28, 2002, the Fund redeemed 200 shares of Auction Rate Cumulative Preferred Stock at $25,000 per share.

See Notes to Financial Statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	19

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset Zenix Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek high current income by investing in a diversified portfolio of high-yield, lower rate fixed income securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment,

20	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Net Asset Value. The net asset value (“NAV”) of the Fund’s Common Stock is determined no less frequently than the close of business on the Fund’s last business day of each week (generally Friday) and on the last business day of the month. It is determined by dividing the value of the net assets available to Common Stock by the total number of shares of Common Stock outstanding. For the purpose of determining the NAV per share of the Common Stock, the value of the Fund’s net assets shall be deemed to equal the value of the Fund’s assets less (1) the Fund’s liabilities, and (2) the aggregate liquidation value (i.e., $25,000 per outstanding share) of the Auction Rate Cumulative Preferred Stock (“ARCPS”).

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

In addition, the holders of the ARCPS shall be entitled to receive dividends in accordance with an auction that will normally be held weekly and out of the funds legally available to shareholders.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	21

Notes to Financial Statements (unaudited) (continued)

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.  Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a sub-advisory fee of 0.30% on the assets managed by Western Asset Limited.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended September 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$24,303,153	$915,436
Sales	24,465,489	907,602

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 2,705,752
Gross unrealized depreciation	(5,416,286)
Net unrealized depreciation	$(2,710,534)

22	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.  Auction Rate Cumulative Preferred Stock

As of September 30, 2007, the Fund had 1,400 outstanding shares of ARCPS. The ARCPS dividends are cumulative at a rate determined at an auction and the dividend period is typically seven days. Dividend rates ranged from 4.197% to 6.100% for the six months ended September 30, 2007.

The ARCPS are redeemable under certain conditions by the Fund, at a redemption price equal to $25,000 per share plus accumulated and unpaid dividends.

The Fund is required to maintain certain asset coverages with respect to the ARCPS. If the Fund fails to maintain these coverages and does not cure any such failure within the required time period, the Fund is required to redeem a requisite number of the ARCPS in order to meet the applicable requirement. Additionally, failure to meet the foregoing asset requirements would restrict the Fund’s ability to pay dividends to common shareholders.

Citigroup Global Markets Inc. (“CGM”), an indirect wholly-owned subsidiary of Citigroup Inc., currently acts as the broker/dealer in connection with the auction of ARCPS. After each auction, the auction agent pays to each participating broker/dealer, from monies the Fund provides, a participation fee at the annual rate of 0.25% of the purchase price of ARCPS that the broker/dealer places at auction. For the six months ended September 30, 2007, CGM earned $44,652 as the lead participating broker/dealer.

5.  Distributions Subsequent to September 30, 2007

On August 16, 2007, the Board of Directors (“Board”) of the Fund declared two distributions each in the amount of $0.0210 per share payable on October 26, 2007 and November 30, 2007 to shareholders of record on October 19, 2007 and November 23, 2007, respectively.

6.  Common Stock

Common stock transactions were as follows:

	Six Months Ended September 30, 2007		Year Ended March 31, 2007
	Shares	Amount	Shares	Amount
Shares issued on reinvestment	29,059	$89,342	113,389	$337,557

7.  Capital Loss Carryforward

As of March 31, 2007, the Fund had a net capital loss carryforward of $50,321,922, of which $2,505,382 expires in 2008, $12,670,390 expires in 2009, $26,209,579 expires in 2010, $7,861,753 expires in 2011 and $1,074,818 expires in 2012. These amounts will be available to offset any future taxable gains.

8.  Other Matters

As previously disclosed, on September 16, 2005 the staff of the Securities and Exchange Commission (“SEC”) informed Smith Barney Fund Management LLC (“SBFM”), the former investment adviser and administrator to various closed-end funds, including the

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

Fund, that the staff was considering recommending administrative proceedings against it for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by Zenix Income Fund Inc. (ZIF), the name of the fund prior to October 9, 2006, of the sources of distributions paid by the funds between 2001 and 2004. SBFM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser. Salomon Brothers Asset Management Inc., an affiliate of SBFM consented to a similar order by the SEC.

9.  Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

24	Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report

Financial Data (unaudited)

For a share of common stock outstanding throughout each period:

Record Date	Payable Date	NYSE Closing Price*	Net Asset Value*	Dividend Paid	Dividend Reinvestment Price
Fiscal Year 2007
4/25/06	4/28/06	2.810	3.000	0.0220	2.854
5/23/06	5/26/06	2.740	2.970	0.0220	2.764
6/27/06	6/30/06	2.670	2.870	0.0220	2.737
7/21/06	7/28/06	2.700	2.900	0.0220	2.773
8/18/06	8/25/06	2.900	2.930	0.0220	2.871
9/22/06	9/29/06	2.910	2.960	0.0220	2.901
10/20/06	10/27/06	2.940	2.990	0.0220	2.930
11/17/06	11/24/06	3.040	3.050	0.0220	2.989
12/22/06	12/29/06	3.000	3.080	0.0220	3.018
1/19/07	1/26/07	3.060	3.130	0.0220	3.070
2/16/07	2/23/07	3.090	3.180	0.0220	3.116
3/23/07	3/30/07	3.040	3.150	0.0210	3.057
Fiscal Year 2008
4/20/07	4/27/07	3.07	3.17	0.0210	3.107
5/18/07	5/25/07	3.07	3.19	0.0210	3.129
6/22/07	6/29/07	3.03	3.09	0.0210	3.028
7/20/07	7/27/07	2.82	2.97	0.0210	2.793
8/24/07	8/31/07	2.73	2.84	0.0210	2.695
9/21/07	9/28/07	2.62	2.91	0.0210	2.710

*As of record date.

Western Asset Zenix Income Fund Inc. 2007 Semi-Annual Report	25

Additional Shareholder Information (unaudited)

The Annual Meeting of Shareholders of Western Asset Zenix Income Fund Inc. was held on July 26, 2007, for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Nominees	Common Shares Voted For Election	Common Shares Withheld	Preferred Shares For Election	Preferred Shares Withheld
Carol L. Colman	N/A	N/A	1,399	0
Daniel P. Cronin	16,808,957	434,090	N/A	N/A
Paolo M. Cucchi	16,801,754	441,294	N/A	N/A
Leslie H. Gelb	16,787,429	N/A	1,390	0
R. Jay Gerken	16,813,739	429,309	1,390	0
William R. Hutchinson	N/A	N/A	1,390	0

At September 30, 2007 in addition to the Directors listed above, the other Directors of the Fund were as follows:

Dr. Riordan Roett

Jeswald W. Salacuse

26	Western Asset Zenix Income Fund Inc.

Dividend Reinvestment Plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by American Stock Transfer & Trust Company (“AST”) as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in street name) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of AST as dividend paying agent.

The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the Common Stock is equal to or exceeds 98% of the net asset value per share of the Common Stock on the determination date (generally, the record date for the distribution), Plan participants will be issued shares of Common Stock by the Fund at a price equal to the greater of 98% of net asset value or 95% of the market price of the Common Stock.

If the market price of the Common Stock is less than 98% of the net asset value of the Common Stock at the time of valuation (which is the close of business on the determination date), AST will buy common stock in the open market, on the NYSE or elsewhere, for the participants’ accounts. If following the commencement of the purchases and before AST has completed its purchases, the market price exceeds the net asset value of the Common Stock as of the valuation time, AST will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) 98% of net asset value as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent AST is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by AST may exceed the net asset value of the Common Stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in Common Stock issued by the Fund at such net asset value. AST will begin to purchase Common Stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

AST maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by AST in uncertificated form in the name of the Plan participant.

Western Asset Zenix Income Fund Inc.	27

Dividend Reinvestment Plan (unaudited) (continued)

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. AST’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of Common Stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by AST, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to American Stock Transfer & Trust Company, 59 Maiden Lane, New York, New York 10038 or by telephone at 1 (877) 366-6441.

28	Western Asset Zenix Income Fund Inc.

Western Asset
Zenix Income Fund Inc.

DIRECTORS	WESTERN ASSET ZENIX
Carol L. Colman	INCOME FUND INC.
Daniel P. Cronin	125 Broad Street
Paolo M. Cucchi	10th Floor, MF-2
Leslie H. Gelb	New York, New York 10004
R. Jay Gerken, CFA
Chairman	INVESTMENT MANAGER
William R. Hutchinson	Legg Mason Partners
Dr. Riordan Roett	Fund Advisor, LLC
Jeswald W. Salacuse
SUBADVISERS
OFFICERS	Western Asset Management
R. Jay Gerken, CFA	Company
President and	Western Asset Management
Chief Executive Officer	Company Limited

Kaprel Ozsolak	CUSTODIAN
Chief Financial Officer and	State Street Bank and Trust
Treasurer	Company
225 Franklin Street
Ted P. Becker	Boston, Massachusetts 02110
Chief Compliance Officer
TRANSFER AGENT
Thomas C. Mandia	American Stock Transfer &
Assistant Secretary	Trust Company
59 Maiden Lane
Steven Frank	New York, New York 10038
Controller
INDEPENDENT
Robert I. Frenkel	REGISTERED PUBLIC
Secretary and	ACCOUNTING FIRM
Chief Legal Officer	KPMG LLP
345 Park Avenue
New York, New York 10154

LEGAL COUNSEL
Simpson Thacher &
Bartlett LLP
425 Lexington Avenue
New York, New York 10017

NEW YORK STOCK
EXCHANGE SYMBOL
ZIF

This report is transmitted to the shareholders of the Western Asset Zenix Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

American Stock Transfer
& Trust Company
59 Maiden Lane
New York, New York 10038

©2007 Legg Mason Investor
Services, LLC
Member FINRA, SIPC

WASX010413 11/07  SR07-449

Western Asset
Zenix Income Fund Inc.

WESTERN ASSET ZENIX INCOME FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its Common Stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Zenix Income Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Zenix Income Fund Inc.

Date:	December 6, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Western Asset Zenix Income Fund Inc.

Date:	December 6, 2007

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Western Asset Zenix Income Fund Inc.

Date:	December 6, 2007